Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal
State
Deferred benefit	$ (428,282)	$ (80,135)
Change in valuation allowance	$ 428,282	$ 80,135
Income tax expense